Pension and Severance Plans	12 Months Ended
Mar. 31, 2013
Pension and Severance Plans
15.	Pension and severance plans

(1)	Defined benefit and severance plans

Upon terminating employment, employees of Sony Corporation and its subsidiaries in Japan are entitled, under most circumstances, to lump-sum indemnities or pension payments as described below. In July 2004, Sony Corporation and certain of its subsidiaries amended their pension plans and introduced a point-based plan under which a point is added every year reflecting the individual employee’s performance over that year. Under the point-based plan, the amount of payment is determined based on the sum of cumulative points from past services and interest points earned on the cumulative points regardless of whether or not the employee is voluntarily retiring.

Under the plans, in general, the defined benefits cover 65% of the indemnities under existing regulations to employees. The remaining indemnities are covered by severance payments by the companies. The pension benefits are payable at the option of the retiring employee either in a lump-sum amount or monthly pension payments. Contributions to the plans are funded through several financial institutions in accordance with the applicable laws and regulations.

From April 1, 2012, Sony Corporation and substantially all of its subsidiaries in Japan have modified existing defined benefit pension plans such that life annuities will no longer accrue additional service benefits, with those participants instead accruing fixed-term annuities. The defined benefit pension plans were closed to new participants and a defined contribution plan was also introduced.

In addition, several of Sony’s foreign subsidiaries have defined benefit pension plans or severance indemnity plans, which cover substantially all of their employees. Under such plans, the related cost of benefits is currently funded or accrued. Benefits awarded under these plans are based primarily on the current rate of pay and length of service.

The components of net periodic benefit costs for the fiscal years ended March 31, 2011, 2012 and 2013 were as follows:

Japanese plans:

	Yen in millions
	Fiscal year ended March 31
	2011	2012	2013
Service cost	29,589	29,774	25,343
Interest cost	16,067	15,196	14,606
Expected return on plan assets	(17,987)	(15,401)	(16,389)
Recognized actuarial loss	11,802	12,219	12,853
Amortization of prior service costs	(10,391)	(10,380)	(10,271)

Net periodic benefit costs	29,080	31,408	26,142

Foreign plans:

	Yen in millions
	Fiscal year ended March 31
	2011	2012	2013
Service cost	4,160	3,348	2,387
Interest cost	11,165	10,082	10,197
Expected return on plan assets	(9,135)	(9,049)	(9,245)
Amortization of net transition asset	20	139	117
Recognized actuarial loss	2,911	2,771	1,781
Amortization of prior service costs	(32)	(448)	(566)
Losses (gains) on curtailments and settlements	(31)	1,111	(405)

Net periodic benefit costs	9,058	7,954	4,266

The estimated net actuarial loss, prior service cost and obligation (asset) existing at transition for the defined benefit pension plans that will be amortized from accumulated other comprehensive income into net periodic benefit costs over the next fiscal year are 13,797 million yen, 10,365 million yen and 12 million yen, respectively.

The changes in the benefit obligation and plan assets as well as the funded status and composition of amounts recognized in the consolidated balance sheets were as follows:

	Japanese plans		Foreign plans
	Yen in millions		Yen in millions
	March 31		March 31
	2012	2013	2012	2013
Change in benefit obligation:
Benefit obligation at beginning of the fiscal year	735,853	789,059	206,497	221,641
Service cost	29,774	25,343	3,348	2,387
Interest cost	15,196	14,606	10,082	10,197
Plan participants’ contributions	—	—	684	619
Amendments	(1,119)	—	440	27
Actuarial loss	25,098	49,258	12,376	25,385
Foreign currency exchange rate changes	—	—	(3,273)	27,354
Curtailments and settlements	(301)	—	(577)	(2,106)
Effect of changes in consolidated subsidiaries	8,852	(15,061)	3,104	—
Benefits paid	(24,294)	(36,161)	(11,040)	(10,576)

Benefit obligation at end of the fiscal year	789,059	827,044	221,641	274,928

Change in plan assets:
Fair value of plan assets at beginning of the fiscal year	536,648	556,247	140,387	151,139
Actual return on plan assets	18,447	69,491	11,421	17,075
Foreign currency exchange rate changes	—	—	(1,872)	18,460
Employer contribution	15,745	10,369	9,033	10,501
Plan participants’ contributions	—	—	684	619
Curtailments and settlements	—	—	(1,386)	(351)
Effect of changes in consolidated subsidiaries	4,592	(7,003)	2,331	—
Benefits paid	(19,185)	(21,100)	(9,459)	(9,424)

Fair value of plan assets at end of the fiscal year	556,247	608,004	151,139	188,019

Funded status at end of the fiscal year	(232,812)	(219,040)	(70,502)	(86,909)

Amounts recognized in the consolidated balance sheets consist of:

	Japanese plans		Foreign plans
	Yen in millions		Yen in millions
	March 31		March 31
	2012	2013	2012	2013
Noncurrent assets	1,769	2,219	4,399	1,903
Current liabilities	—	—	(2,943)	(2,462)
Noncurrent liabilities	(234,581)	(221,259)	(71,958)	(86,350)

Ending balance	(232,812)	(219,040)	(70,502)	(86,909)

Amounts recognized in accumulated other comprehensive income, excluding tax effects, consist of:

	Japanese plans		Foreign plans
	Yen in millions		Yen in millions
	March 31		March 31
	2012	2013	2012	2013
Prior service cost (credit)	(75,840)	(64,194)	(2,933)	(2,753)
Net actuarial loss	292,382	264,559	38,196	62,686
Obligation existing at transition	—	—	52	35

Ending balance	216,542	200,365	35,315	59,968

The accumulated benefit obligations for all defined benefit pension plans were as follows:

	Japanese plans		Foreign plans
	Yen in millions		Yen in millions
	March 31		March 31
	2012	2013	2012	2013
Accumulated benefit obligations	786,679	824,345	189,360	233,949

The projected benefit obligations, the accumulated benefit obligations and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets were as follows:

	Japanese plans		Foreign plans
	Yen in millions		Yen in millions
	March 31		March 31
	2012	2013	2012	2013
Projected benefit obligations	781,983	819,059	170,314	210,384
Accumulated benefit obligations	779,604	816,360	163,002	204,253
Fair value of plan assets	549,017	599,227	111,667	154,058

Weighted-average assumptions used to determine benefit obligations as of March 31, 2012 and 2013 were as follows:

	Japanese plans		Foreign plans
	March 31		March 31
	2012	2013	2012	2013
Discount rate	1.9%	1.5%	4.7%	4.1%
Rate of compensation increase	*	*	3.5	3.1

*	Substantially all of Sony’s Japanese pension plans were point-based. Point-based plans do not incorporate a measure of compensation rate increases.

Weighted-average assumptions used to determine the net periodic benefit costs for the fiscal years ended March 31, 2011, 2012 and 2013 were as follows:

	Japanese plans			Foreign plans
	Fiscal year ended March 31			Fiscal year ended March 31
	2011	2012	2013	2011	2012	2013
Discount rate	2.3%	2.1%	1.9%	5.5%	5.2%	4.7%
Expected return on plan assets	2.9	3.0	3.0	5.9	6.5	6.1
Rate of compensation increase	*	*	*	4.0	3.5	3.5

*	Substantially all of Sony’s Japanese pension plans were point-based. Point-based plans do not incorporate a measure of compensation rate increases.

Sony reviews these assumptions for changes in circumstances.

The weighted-average rate of compensation increase is calculated based only on the pay-related plans. The point-based plans discussed above are excluded from the calculation because payments made under the plan are not based on employee compensation.

To determine the expected long-term rate of return on pension plan assets, Sony considers the current and expected asset allocations, as well as the historical and expected long-term rates of returns on various categories of plan assets. Sony’s pension investment policy recognizes the expected growth and the variability risk associated with the long-term nature of pension liabilities, the returns and risks of diversification across asset classes, and the correlation among assets. The asset allocations are designed to maximize returns consistent with levels of liquidity and investment risk that are considered prudent and reasonable. While the pension investment policy gives appropriate consideration to recent market performance and historical returns, the investment assumptions utilized by Sony are designed to achieve a long-term return consistent with the long-term nature of the corresponding pension liabilities.

The investment objectives of Sony’s plan assets are designed to generate returns that will enable the plans to meet their future obligations. The precise amount for which these obligations will be settled depends on future events, including the retirement dates and life expectancy of the plans’ participants. The obligations are estimated using actuarial assumptions, based on the current economic environment and other pertinent factors. Sony’s investment strategy balances the requirement to generate returns, using potentially higher yielding assets such as equity securities, with the need to control risk in the portfolio with less volatile assets, such as fixed-income securities. Risks include, among others, inflation, volatility in equity values and changes in interest rates that could negatively impact the funding level of the plans, thereby increasing its dependence on contributions from Sony. To mitigate any potential concentration risk, thorough consideration is given to balancing the portfolio among industry sectors and geographies, taking into account interest rate sensitivity, dependence on economic growth, currency and other factors that affect investment returns. The target allocations as of March 31, 2013, are, as a result of Sony’s asset liability management, 28% of equity securities, 58% of fixed income securities and 14% of other investments for the pension plans of Sony Corporation and most of its subsidiaries in Japan, and, on a weighted average basis, 40% of equity securities, 47% of fixed income securities and 13% of other investments for the pension plans of foreign subsidiaries.

The fair values of the assets held by Japanese and foreign plans, which are classified in accordance with the fair value hierarchy described in Note 2, are as follows:

	Japanese plans
	Yen in millions
	Fair value at March 31, 2012	Fair value measurements using inputs considered as
Asset class		Level 1	Level 2	Level 3
Cash and cash equivalents	14,586	14,586	—	—
Equity:
Equity securities(a)	130,283	127,918	2,365	—
Fixed income:
Government bonds(b)	255,010	—	255,010	—
Corporate bonds(c)	23,853	—	23,853	—
Asset-backed securities(d)	4,722	—	4,722	—
Commingled funds(e)	58,862	—	58,862	—
Commodity funds(f)	1,850	—	1,850	—
Private equity(g)	23,388	—	—	23,388
Hedge funds(h)	42,258	—	—	42,258
Real estate	1,435	—	—	1,435

Total	556,247	142,504	346,662	67,081

	Japanese plans
	Yen in millions
	Fair value at March 31, 2013	Fair value measurements using inputs considered as
Asset class		Level 1	Level 2	Level 3
Cash and cash equivalents	8,419	8,419	—	—
Equity:
Equity securities(a)	157,566	154,630	2,936	—
Fixed income:
Government bonds(b)	268,297	—	268,297	—
Corporate bonds(c)	33,053	—	33,053	—
Asset-backed securities(d)	2,797	—	2,797	—
Commingled funds(e)	72,410	—	72,410	—
Commodity funds(f)	1,712	—	1,712	—
Private equity(g)	27,205	—	—	27,205
Hedge funds(h)	35,071	—	—	35,071
Real estate	1,474	—	—	1,474

Total	608,004	163,049	381,205	63,750

(a)	Includes approximately 65 percent and 63 percent of Japanese equity securities, and 35 percent and 37 percent of foreign equity securities for the fiscal years ended March 31, 2012 and 2013, respectively.

(b)	Includes approximately 64 percent and 59 percent of debt securities issued by Japanese national and local governments, and 36 percent and 41 percent of debt securities issued by foreign national and local governments for the fiscal years ended March 31, 2012 and 2013, respectively.

(c)	Includes debt securities issued by Japanese and foreign corporation and government related agencies.

(d)	Includes primarily mortgage-backed securities.

(e)	Commingled funds represent pooled institutional investments, including primarily investment trusts. They include approximately 42 percent and 48 percent of investments in equity, 56 percent and 48 percent of investments in fixed income, and 2 percent and 4 percent of investments in other for the fiscal years ended March 31, 2012 and 2013, respectively.

(f)	Represents commodity futures funds.

(g)	Includes multiple private equity funds of funds that primarily invest in venture, buyout, and distressed markets in the U.S. and Europe.

(h)	Includes primarily funds that invest in a portfolio of a broad range of hedge funds to diversify the risks and reduce the volatilities associated with a single hedge fund.

	Foreign plans
	Yen in millions
	Fair value at March 31, 2012	Fair value measurements using inputs considered as
Asset class		Level 1	Level 2	Level 3
Cash and cash equivalents	859	859	—	—
Equity:
Equity securities(a)	36,497	30,514	5,983	—
Fixed income:
Government bonds(b)	43,504	—	43,504	—
Corporate bonds(c)	9,192	—	5,231	3,961
Asset-backed securities	648	—	648	—
Insurance contracts(d)	9,283	—	9,283	—
Commingled funds(e)	43,902	—	43,902	—
Real estate and other(f)	7,254	20	2,151	5,083

Total	151,139	31,393	110,702	9,044

	Foreign plans
	Yen in millions
	Fair value at March 31, 2013	Fair value measurements using inputs considered as
Asset class		Level 1	Level 2	Level 3
Cash and cash equivalents	171	171	—	—
Equity:
Equity securities(a)	36,917	29,348	7,569	—
Fixed income:
Government bonds(b)	52,061	—	52,061	—
Corporate bonds(c)	20,095	—	15,322	4,773
Asset-backed securities	526	—	526	—
Insurance contracts(d)	11,639	—	11,639	—
Commingled funds(e)	58,007	—	58,007	—
Real estate and other(f)	8,603	73	1,573	6,957

Total	188,019	29,592	146,697	11,730

(a)	Includes primarily foreign equity securities.

(b)	Includes primarily foreign government debt securities.

(c)	Includes primarily foreign corporate debt securities.

(d)	Represents annuity contracts with or without profit sharing.

(e)	Commingled funds represent pooled institutional investments including mutual funds, common trust funds, and collective investment funds. They are primarily comprised of foreign equities and fixed income investments.

(f)	Includes primarily private real estate investment trusts.

Each level in the fair value hierarchy in which each plan asset is classified is determined based on inputs used to measure the fair values of the asset, and does not necessarily indicate the risks or rating of the asset.

The following is a description of the valuation techniques used to measure Japanese and foreign plan assets at fair value. There were no changes in valuation techniques during the fiscal years ended March 31, 2012 and 2013.

Equity securities are valued at the closing price reported in the active market in which the individual securities are traded. These assets are generally classified as level 1.

The fair value of fixed income securities is typically estimated using pricing models, quoted prices of securities with similar characteristics or discounted cash flows and are generally classified as level 2.

Commingled funds are typically valued using the net asset value provided by the administrator of the fund and reviewed by Sony. The net asset value is based on the value of the underlying assets owned by the fund, minus liabilities and divided by the number of shares or units outstanding. These assets are classified as level 1, level 2 or level 3 depending on availability of quoted market prices.

Commodity funds are valued using inputs that are derived principally from or corroborated by observable market data. These assets are generally classified as level 2.

Private equity and private real estate investment trust valuations require significant judgment due to the absence of quoted market prices, the inherent lack of liquidity and the long-term nature of such assets. These assets are initially valued at cost and are reviewed periodically utilizing available and relevant market data to determine if the carrying value of these assets should be adjusted. These investments are classified as level 3. The valuation methodology is applied consistently from period to period.

Hedge funds are valued using the net asset value as determined by the administrator or custodian of the fund. These investments are classified as level 3.

The following table sets forth a summary of changes in the fair values of Japanese and foreign plans’ level 3 assets for the fiscal years ended March 31, 2012 and 2013:

	Japanese plans
	Yen in millions
	Fair value measurement using significant unobservable inputs (Level 3)
	Private equity	Hedge funds	Real estate	Total
Beginning balance at April 1, 2011	19,888	43,688	1,533	65,109
Return on assets held at end of year	450	470	(98)	822
Return on assets sold during the year	—	—	—	—
Purchases, sales, and settlements, net	3,050	(1,900)	—	1,150
Transfers, net	—	—	—	—

Ending balance at March 31, 2012	23,388	42,258	1,435	67,081

Return on assets held at end of year	3,817	(1,514)	39	2,342
Return on assets sold during the year	—	—	—	—
Purchases, sales, and settlements, net	—	(5,673)	—	(5,673)
Transfers, net	—	—	—	—

Ending balance at March 31, 2013	27,205	35,071	1,474	63,750

	Foreign plans
	Yen in millions
	Fair value measurement using significant unobservable inputs (Level 3)
	Corporate bonds	Commingled funds	Real estate and other	Total
Beginning balance at April 1, 2011	4,846	530	3,773	9,149
Return on assets held at end of year	447	—	558	1,005
Return on assets sold during the year	—	—	—	—
Purchases, sales, and settlements, net	(1,209)	(530)	156	(1,583)
Transfers, net	—	—	—	—
Other*	(123)	—	596	473

Ending balance at March 31, 2012	3,961	—	5,083	9,044

Return on assets held at end of year	260	—	245	505
Return on assets sold during the year	1	—	—	1
Purchases, sales, and settlements, net	(20)	—	(23)	(43)
Transfers, net	—	—	—	—
Other*	571	—	1,652	2,223

Ending balance at March 31, 2013	4,773	—	6,957	11,730

*	Primarily consists of translation adjustments.

Sony makes contributions to its defined benefit pension plans as deemed appropriate by management after considering the fair value of plan assets, expected return on plan assets and the present value of benefit obligations. Sony expects to contribute approximately 22 billion yen to the Japanese plans and approximately 8 billion yen to the foreign plans during the fiscal year ending March 31, 2014. At the end of the fiscal year ended March 31, 2012, Sony had expected to contribute approximately 18 billion yen to the Japanese plans. However, Sony actually contributed 19 billion yen to the plans in the fiscal year ended March 31, 2013.

The expected future benefit payments are as follows:

	Japanese plans	Foreign plans
Fiscal year ending March 31	Yen in millions	Yen in millions
2014	27,762	10,314
2015	30,427	11,022
2016	32,921	10,658
2017	34,154	11,306
2018	36,391	11,937
2019 — 2023	218,706	68,135

(2)	Defined contribution plans

Total defined contribution expenses for the fiscal years ended March 31, 2011, 2012 and 2013 were as follows:

	Yen in millions
	Fiscal year ended March 31
	2011	2012	2013
Japanese plans	9	464	3,729
Foreign plans	4,350	6,726	13,070